Earnings per share (Details) - EUR (€) € / shares in Units, € in Millions, shares in Millions	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Weighted average number of shares for diluted earnings per share
Weighted average number of shares for basic earnings per share	26,718	27,033
Effect of dilutive potential shares: restricted shares and share options	110
Weighted average number of shares for diluted earnings per share	26,828	27,033
Profit earnings for basic and diluted earnings per share
Profit/(loss) for earnings per share from continuing operations attributable to owners	€ 1,048	€ (107)
Profit/(loss) for earnings per share from discontinued operations attributable to owners	16	(239)
Profit/(loss) for basic and diluted earnings per share	€ 1,064	€ (346)
Basic earnings per share
Basic earnings/(loss) per share from continuing operations	€ 0.0392	€ (0.0040)	[1]
Basic earnings/(loss) per share from discontinued operations	0.0006	(0.0088)
Basic earnings/(loss) per share	0.0398	(0.0128)	[1]
Diluted earnings per share
Diluted earnings/(loss) per share from continuing operations	0.0391	(0.0040)	[1]
Diluted (loss)/earnings per share from discontinued operations	0.0006	(0.0088)
Diluted earnings/(loss) per share	€ 0.0397	€ (0.0128)	[1]

[1]	The results for the six months ended 30 September 2023 have been re-presented to reflect that the results of Vodafone Spain and Vodafone Italy are reported as discontinued operations. See note 5 ‘Discontinued operations and assets held for sale’ for more information.